Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-43420
Entity Registrant Name	URANIUM ROYALTY CORP.
Entity Central Index Key	0002143673
Entity Tax Identification Number	42-3490185
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	141 Union Blvd
Entity Address, Address Line Two	Suite #310
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228
City Area Code	(720)
Local Phone Number	657-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	UROY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false